Post Employment Benefits - Summary of Re-measurements Included in Other Comprehensive Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Effect of changes in actuarial assumptions	€ (58)
Effect of experience adjustments	(3)	€ 5
(Gain)/Loss on assets for the year	(9)	€ (5)
Remeasurement of post-employment benefit obligations	€ (70)